Loss before income tax (Tables)	12 Months Ended
Jan. 31, 2018
Analysis of income and expense [abstract]
Loss before income tax

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Other operating income
Income recognized in respect of BARDA	1,772	—	—
Income on derecognition of the Wellcome Trust financial liability	908	—	—
Income recognized in respect of the Wellcome Trust	—	13	592
Grant income	13	56	645
Research and development credit	23	3	44
Other income	9	—	—
	2,725	72	1,281
Research and development
Employee benefit expense	5,616	4,218	2,848
Share-based payment expense	327	374	356
Program related costs	21,810	13,605	13,093
Amortization of intangible assets	105	10	10
Other research and development costs	1,112	745	549
	28,970	18,952	16,856
General and administration
Employee benefit expense	2,870	2,480	1,365
Share-based payment expense	1,280	1,005	804
Foreign exchange loss	1,986	533	(501)
Depreciation of property, plant and equipment	141	48	38
Loss on disposal of assets	42	—	—
Operating lease rentals	289	213	131
Other general and administration costs	5,322	3,998	2,934
Royalty expense	69	—	—
	11,999	8,277	4,771